Average Annual Total Returns - L Shares - JPMorgan US Small Company Fund	Class L Past 1 Year	Class L Past 5 Years	Class L Past 10 Years	Class L Return After Taxes on Distributions Past 1 Year	Class L Return After Taxes on Distributions Past 5 Years	Class L Return After Taxes on Distributions Past 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	18.20%	10.80%	11.20%	17.32%	9.54%	10.21%	11.35%	8.28%	9.00%	19.96%	13.26%	11.20%